Condensed consolidated balance sheet - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Assets
Cash and balances at central banks	£ 115,833	£ 104,262
Trading assets	45,974	45,551
Derivatives	67,514	78,904
Settlement balances	6,260	7,231
Loans to banks - amortised cost	5,974	6,914
Loans to customers - amortised cost	379,331	381,433
Other financial assets	52,604	51,102
Intangible assets	7,590	7,614
Other assets	8,266	8,760
Assets of disposal groups	992	902
Total assets	690,338	692,673
Liabilities
Bank deposits	25,626	22,190
Customer deposits	432,975	431,377
Settlement balances	7,142	6,645
Trading liabilities	54,167	53,636
Derivatives	60,849	72,395
Other financial liabilities	58,275	55,089
Subordinated liabilities	6,032	5,714
Notes in circulation	3,254	3,237
Other liabilities	4,455	5,202
Total liabilities	652,775	655,485
Equity
Ordinary shareholders' interests	32,831	33,267
Other owners' interests	4,690	3,890
Owners' equity	37,521	37,157
Non-controlling interests	42	31
Total equity	37,563	37,188
Total liabilities and equity	£ 690,338	£ 692,673